ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management Commentary Explanatory [Line Items]
Financial assets	$ 61,175	$ 44,558
Other financial assets	26,899	16,546
Accounts receivable and other	27,378	21,760
Inventory	12,843	11,415
Equity accounted investments	47,094	46,100	$ 41,327
Investment properties	115,100	100,865	96,782
Property, plant and equipment	124,268	115,489
Intangible assets	38,411	30,609	24,658
Goodwill	28,662	20,227	$ 14,714
Deferred income tax assets	3,403	3,340
Accounts payable and other	(57,065)	(52,546)
Liabilities associated with assets classified as held for sale	(876)	(3,148)
Deferred income tax liabilities	(23,190)	(20,328)
Subsidiary equity obligations	(4,188)	(4,308)
Net Assets Before Common Equity in Managed Investments	355,965	310,673
Common Equity in Managed Investments	0	0
Corporation's Capital	355,965	310,673
Financial liabilities	266,821	223,744
Non-recourse borrowings of managed entities	202,684	165,057
Equity	141,891	134,741
Non-controlling interest - preferred equity	230	230
Assets classified as held for sale	2,830	11,958
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	11,390	10,875
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	14,396	12,694
Assets and liabilities classified as held for sale
Management Commentary Explanatory [Line Items]
Accounts receivable and other	154	298
Assets classified as held for sale		11,958
Equity accounted investments	407	276
Investment properties	388	9,053
Property, plant and equipment	1,027	1,874
Intangible assets	712	0
Goodwill	32	220
Deferred income tax assets	3	24
Accounts payable and other	(304)	(139)
Liabilities associated with assets classified as held for sale	(876)
Deferred income tax liabilities	(3)	0
Non-recourse borrowings of managed entities	569	3,009
Assets classified as held for sale	2,830
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	98,138	88,386
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,147	5,488
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	92,991	82,898
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	39,608	42,210
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,959	3,430
Accounts receivable and other	3,317	2,697
Inventory	2	2
Equity accounted investments	7,151	6,553
Investment properties	27	16
Property, plant and equipment	214	215
Intangible assets	206	215
Goodwill	354	361
Deferred income tax assets	1,769	2,064
Accounts payable and other	(7,123)	(5,104)
Deferred income tax liabilities	(581)	(299)
Subsidiary equity obligations	(441)	(135)
Net Assets Before Common Equity in Managed Investments	13,418	11,212
Common Equity in Managed Investments	44,413	46,248
Corporation's Capital	57,831	57,460
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	11,390	10,875
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,564	1,197
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145
Non-controlling interest - preferred equity	2,688	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	39,608	42,210
The Corporation | Preferred equity | Preferred shares
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets		11,497
Other financial assets	19,940	13,116
Accounts receivable and other	24,310	19,694
Inventory	12,841	11,413
Assets classified as held for sale	2,830	11,958
Equity accounted investments	39,943	39,547
Investment properties	115,073	100,849
Property, plant and equipment	124,054	115,274
Intangible assets	38,205	30,394
Goodwill	28,308	19,866
Deferred income tax assets	1,634	1,276
Accounts payable and other	(50,191)	(48,073)
Liabilities associated with assets classified as held for sale	(876)	(3,148)
Deferred income tax liabilities	(22,609)	(20,029)
Subsidiary equity obligations	(3,747)	(4,173)
Net Assets Before Common Equity in Managed Investments	342,547	299,461
Common Equity in Managed Investments	0	0
Corporation's Capital	342,547	299,461
Non-recourse borrowings of managed entities	202,684	165,057
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,832
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	95,450	88,156
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	44,413	46,248
Elimination
Management Commentary Explanatory [Line Items]
Financial assets	0	0
Other financial assets	0	0
Accounts receivable and other	(249)	(631)
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Accounts payable and other	(249)	631
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	0	0
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	0	0
Common Equity in Managed Investments	(44,413)	(46,248)
Corporation's Capital	(44,413)	(46,248)
Non-recourse borrowings of managed entities	0	0
Equity	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		0
Non-controlling interest - preferred equity	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (44,413)	$ (46,248)